Accounts Payable and Accrued Liabilities - Additional Information (Detail) - BC Hydro [member] $ in Thousands	12 Months Ended
Dec. 31, 2017 CAD ($) $ / lb
Disclosure Of Accounts Payable And Accrued Liabilities [Line Items]
Repayment of electricity costs | $	$ 6,174
Contract period	5 years
Percentage of maximum deferred electricity costs	75.00%
Average copper price exceeds threshold amount per pound | $ / lb	3.40
Deferral program effective date	Mar. 01, 2016
Prime rate plus [member]
Disclosure Of Accounts Payable And Accrued Liabilities [Line Items]
Interest rate prime rate	5.00%